Investment In and Notes Receivable from Joint Venture - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Transocean Pacific Drilling Inc	Mar. 30, 2011 Transocean Pacific Drilling Inc Property	Dec. 31, 2012 Transocean Pacific Drilling Inc LIBOR	Mar. 30, 2011 Transocean Pacific Drilling Inc Predecessor
Schedule of Investments [Line Items]
Percentage of ownership interest							50.00%
Drillships under construction					2
Interest rate						2.00%
Loans maturity period				10 years
Loans maturity deferral period upon providing written notice				10 years
Reclassification adjustment for loss on derivative instruments realized in net income		$ 3,000,000	$ 11,500,000
Ineffectiveness gains (losses) of cash flow hedges		600,000	(300,000)
percentage of annual fee on letter of credit	4.20%
Letter of credit fee		$ 300,000	$ 900,000